Share-based compensation - Share purchase plan (Details) - Share purchase plan	12 Months Ended
	Dec. 31, 2019 CHF (SFr) EquityInstruments	Dec. 31, 2018 CHF (SFr) EquityInstruments	Dec. 31, 2017 CHF (SFr) EquityInstruments
Share-based compensation
Shares transferred to settle expense | EquityInstruments	196,610	87,176	132,096
Consulting fees settled in shares | SFr	SFr 289,214	SFr 208,085	SFr 258,903